Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Employees and related	$ 603	$ 571
Accrued Vacation	256	259
Short-term lease obligation		41
Other	6
Other Payables	$ 865	$ 871